Prospectus [Line Items]
Risk/Return [Heading]	James Alpha Managed Risk Domestic Equity Portfolio
Supplement to Prospectus [Text Block]

The Saratoga Advantage Trust

James Alpha Managed Risk Domestic Equity Portfolio

CLASS A SHARES	(Ticker: JDAEX)

Supplement dated August 23, 2019 to the Prospectus Dated December 31, 2018 (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus.

The table in the section entitled “PORTFOLIO SUMMARY”, subsection “Fees and Expenses of the Portfolio” beginning on page 1 of the Prospectus is hereby deleted in its entirety and replaced with the information below, which reflects that the expense cap for Class A shares has been reduced from 2.25% to 1.99%.

Shareholder Fees	Class A	Class I	Class C
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	5.75%	NONE	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE	NONE	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)	NONE	NONE	1.00%
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	NONE	NONE	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.20%	1.20%	1.20%
Distribution and/or Service Rule 12b-1 Fees	0.25%	NONE	1.00%
Other Expenses
Interest Payments and Fees on Borrowed Funds	0.33%	0.33%	0.33%
Other Operating Expenses	0.92%	0.72%	0.92%
Total of Other Expenses	1.25%	1.05%	1.25%
Acquired Fund Fees and Expenses (1)	0.10%	0.10%	0.10%
Total Annual Portfolio Operating Expenses (before Expense Waiver/Reimbursement)	2.80%	2.35%	3.55%
Expense Reduction/Reimbursement	(0.38)%	(0.13)%	(0.12)%
Total Annual Portfolio Operating Expenses (after Expense Reduction/Reimbursement) (2)	2.42%	2.22%	3.43%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”). Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(2)	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to waive its fees and/or absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for the Portfolio do not exceed 1.99%, 1.79% and 3.0% of the Portfolio’s average net assets for Class A, Class I and Class C shares, respectively, through December 31, 2019, (each an “Expense Cap”). This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Reference is made to the section entitled “PORTFOLIO SUMMARY”, subsection “Example.” located on page 2 of the Prospectus. This section is deleted in its entirety and replaced with the following:

Example. This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES

	One Year	Three Years	Five Years	Ten Years
Class A	$806	$1,359	$1,937	$3,497
Class I	$225	$721	$1,244	$2,676
Class C	$446	$1,077	$1,830	$3,811

IF YOU HELD YOUR SHARES

	One Year	Three Years	Five Years	Ten Years
Class A	$806	$1,359	$1,937	$3,497
Class I	$225	$721	$1,244	$2,676
Class C	$346	$1,077	$1,830	$3,811

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Reference is made to the section entitled “MANAGEMENT OF THE PORTFOLIO”, sub-heading “Portfolio Expenses.” located on page 11 of the Prospectus. The second sentence in this section is deleted in its entirety and replaced with the following:

Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to reduce its management fees and/or pay expenses of the Portfolio to ensure that the total amount of Portfolio operating expenses (excluding front-end and contingent deferred sales loads, taxes, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for the Portfolio do not exceed 1.99%, 1.79% and 3.0% (each an “Expense Cap”) of the Portfolio’s average net assets for Class A, Class I and Class C shares, respectively, through December 31, 2019, subject thereafter to annual re-approval of the agreement by the Board of Trustees.

Please retain this supplement for future reference.

Shareholder Fees Caption [Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - James Alpha Managed Risk Domestic Equity Portfolio	Class A	Class I	Class C
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	5.75%	none	none
Sales Charge on Reinvested Dividends (as a % of offering price)	none	none	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	none	none	1.00%
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	none	none	none

Operating Expenses Caption [Text]	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - James Alpha Managed Risk Domestic Equity Portfolio		Class A	Class I	Class C
Management Fees		1.20%	1.20%	1.20%
Distribution and/or Service Rule 12b-1 Fees		0.25%	none	1.00%
Other Expenses
Interest Payments and Fees on Borrowed Funds		0.33%	0.33%	0.33%
Other Operating Expenses		0.92%	0.72%	0.92%
Total of Other Expenses		1.25%	1.05%	1.25%
Acquired Fund Fees and Expenses	[1]	0.10%	0.10%	0.10%
Total Annual Portfolio Operating Expenses (before Expense Waiver/Reimbursement)		2.80%	2.35%	3.55%
Expense Reduction/Reimbursement		(0.38%)	(0.13%)	(0.12%)
Total Annual Portfolio Operating Expenses (after Expense Reduction/Reimbursement)	[2]	2.42%	2.22%	3.43%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds"). Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to waive its fees and/or absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for the Portfolio do not exceed 1.99%, 1.79% and 3.0% of the Portfolio's average net assets for Class A, Class I and Class C shares, respectively, through December 31, 2019, (each an "Expense Cap"). This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust's Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio's operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be: IF YOU SOLD YOUR SHARES
Expense Example, With Redemption [Table]
Expense Example - James Alpha Managed Risk Domestic Equity Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	806	1,359	1,937	3,497
Class I	225	721	1,244	2,676
Class C	446	1,077	1,830	3,811

Expense Example, No Redemption, By Year, Caption [Text]	IF YOU HELD YOUR SHARES
Expense Example, No Redemption [Table]
Expense Example, No Redemption - James Alpha Managed Risk Domestic Equity Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	806	1,359	1,937	3,497
Class I	225	721	1,244	2,676
Class C	346	1,077	1,830	3,811